Leases - Assets by Type which Nomura Leases on Operating Leases (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Leases [Line Items]
Cost	¥ 7,748
Accumulated depreciation	(2,679)
Net carrying amount	5,069
Real estate [Member]
Leases [Line Items]
Cost	3,093	[1]
Accumulated depreciation	(1,502)	[1]
Net carrying amount	1,591	[1]
Aircraft [Member]
Leases [Line Items]
Cost	4,655
Accumulated depreciation	(1,177)
Net carrying amount	¥ 3,478

[1]	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate space utilized by Nomura.